COMMITMENTS (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments [Table Text Block]
	Third Parties	Related Parties	Total
	$	$	$
2024	273,743	1,276,262	1,550,005
2025	45,551	1,314,551	1,360,102
2026	45,551	1,353,987	1,399,538
2027	45,551	1,394,607	1,440,158
2028	45,551	1,436,445	1,481,996
Thereafter	322,651	7,712,494	8,035,145
	778,598	14,488,346	15,266,944

	Mortgage	Leases with related parties	Total
	$	$	$
2022	277,214	1,431,192	1,708,406
2023	232,961	1,467,282	1,700,243
2024	224,513	1,504,455	1,728,968
2025	80,414	1,314,551	1,394,965
2026	45,743	1,353,987	1,399,730
Thereafter	415,496	10,543,546	10,959,042
	1,276,341	17,615,013	18,891,354